SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [line items]
Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)

2.01 - 5.00	292,722	2.81	4.02	211,877	2.64	2.53
5.01 - 10.00	3,164,353	8.21	7.16	1,258,835	8.10	5.00
10.01 - 15.00	2,095,032	12.54	6.92	1,304,244	12.92	5.61
15.01 - 20.00	784,000	16.50	5.10	756,200	16.49	5.01
20.01 - 25.00	322,250	21.56	5.35	309,450	21.55	5.34
	6,658,357	10.96	6.62	3,840,606	12.17	5.10

Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the period	7,929,119	11.59	7,366,252	12.32
Granted	1,728,324	9.96	1,483,726	8.12
Replacement options in connection with Gatos acquisition	8,242,244	5.08	-	-
Exercised	(10,419,660)	6.51	(20,625)	7.89
Cancelled or expired	(821,670)	10.67	(900,234)	11.89
Balance, end of the period	6,658,357	10.96	7,929,119	11.59

Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
		Year Ended	Year Ended
Assumption	Based on	December 31, 2025	December 31, 2024
Risk-free interest rate (%)	Yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options' expected life	1.97	3.48
Expected life (years)	Weighted average life of previously transacted awards	4.07	4.04
Expected volatility (%)	Historical volatility of the Company's stock	57.78	58.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	0.26%	0.28%

Disclosure of detailed information about dividend [Table Text Block]
		Dividend per Common
Declaration Date	Record Date	Share
February 19, 2025	February 28, 2025	$0.0057
May 7, 2025	May 16, 2025	$0.0045
August 13, 2025	August 29, 2025	$0.0048
November 4, 2025	November 14, 2025	$0.0052
February 18, 2026(1)	February 27, 2026	$0.0083

(1) These dividends were declared subsequent to the period end and have not been recognized as distributions to owners during the period presented.

Restricted share units [Member] | Restricted share units settled in cash [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	228,590	7.98	264,280	7.98
Granted	232,157	9.03	-	-
Settled	(73,762)	7.98	-	-
Forfeited	(63,803)	8.15	(35,690)	7.98
Outstanding, end of the year	323,182	8.70	228,590	7.98

Restricted share units [Member] | Restricted share units settled in equity [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2025		Year Ended December 31, 2024
		Weighted Average		Weighted Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the year	1,292,598	9.23	880,889	11.91
Granted	862,000	8.73	863,050	7.96
Settled	(567,138)	9.91	(374,408)	12.65
Forfeited	(157,989)	8.64	(76,933)	9.10
Outstanding, end of the year	1,429,471	8.72	1,292,598	9.23

Performance share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2025		Year Ended December 31, 2024
		Weighted Average		Weighted Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the period	949,809	10.03	624,968	12.86
Granted	469,857	8.58	470,500	7.98
Settled	-	-	(51,050)	17.08
Forfeited	(290,775)	11.87	(94,609)	14.69
Outstanding, end of the period	1,128,891	8.96	949,809	10.03

Deferred share units [Member] | 2019 Long Term Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2025		Year Ended December 31, 2024
		Weighted Average		Weighted Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the period	30,161	15.99	50,601	15.83
Settled	-	-	(20,440)	15.59
Outstanding, end of the period	30,161	15.99	30,161	15.99

Deferred share units [Member] | 2022 DSU Plan [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2025		Year Ended December 31, 2024
		Weighted Average		Weighted Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the period	101,144	9.44	62,332	10.97
Granted	63,310	8.46	75,184	7.98
Settled	-	-	(36,372)	9.03
Outstanding, end of the period	164,454	9.06	101,144	9.44